Property, Equipment and Software, net	12 Months Ended
Dec. 31, 2025
Property, Equipment and Software, net
Property, Equipment and Software, net
6.	Property, Equipment and Software, net

The following is a summary of property, equipment and software, net (in thousands):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Building and decoration	6,888,673	7,908,588
Leasehold improvements	197,230	144,467
Furniture, fixtures, office and other equipment	559,271	422,487
Vehicles	93,596	78,192
Servers and computers	6,094,887	6,244,883
Software	340,038	355,268
Construction in progress	1,696,018	985,107
	15,869,713	16,138,992

Less: accumulated depreciation and amortization	(7,181,872)	(7,679,167)
Less: impairment	(167,740)	(34,498)
Net book value	8,520,101	8,425,327

Depreciation and amortization expense was RMB769.7 million, RMB781.2 million and RMB805.2 million for the years ended December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2024 and 2025, the construction in progress balance mainly comprised of construction of buildings in Shanghai that have not yet been placed in service for the Group’s intended use. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.